Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2023	Aug. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 36,499
Ending Balance	37,250	$ 36,499
Property, Plant and Equipment, Net	37,250	36,499
Offshore
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,549
Ending Balance	2,798	2,549
Property, Plant and Equipment, Net	2,798	2,549
Write-downs (reversals of write-downs) of property, plant and equipment	20	26
Canadian Refining
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,466
Ending Balance	2,469	2,466
Property, Plant and Equipment, Net	2,469	2,466
Write-downs (reversals of write-downs) of property, plant and equipment	12	25
U.S. Refining
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,482
Ending Balance	5,014	4,482
Property, Plant and Equipment, Net	5,014	4,482
Write-downs (reversals of write-downs) of property, plant and equipment	38
Sunrise Oil Sands Partnership
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Net				$ 454
BP-Husky Refining LLC
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Net			$ 334
COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	57,739	50,901
Acquisition	781	3,230
Additions	4,214	3,671
Transfer from E&E (Note 18)	60
Change in Decommissioning Liabilities	581	(253)
Divestitures	(667)	(557)
Exchange Rate Movements and Other	(333)	747
Ending Balance	62,375	57,739
Property, Plant and Equipment, Net	62,375	57,739
ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(21,240)	(16,676)
Divestitures	319	84
Exchange Rate Movements and Other	(147)	315
Depreciation, Depletion and Amortization (4)	4,351	4,067
Impairment Charges (Note 11)		1,499
Impairment Reversals (Note 11)		(1,233)
Ending Balance	(25,125)	(21,240)
Property, Plant and Equipment, Net	(25,125)	(21,240)
Crude Oil and Natural Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	29,226
Ending Balance	29,450	29,226
Property, Plant and Equipment, Net	29,450	29,226
Crude Oil and Natural Gas Properties | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	43,528	38,443
Acquisition	11	3,230
Additions	3,392	2,409
Transfer from E&E (Note 18)	60
Change in Decommissioning Liabilities	542	(186)
Divestitures	(17)	(557)
Exchange Rate Movements and Other	(91)	189
Ending Balance	47,425	43,528
Property, Plant and Equipment, Net	47,425	43,528
Crude Oil and Natural Gas Properties | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(14,302)	(10,912)
Divestitures	8	84
Exchange Rate Movements and Other	(11)	13
Depreciation, Depletion and Amortization (4)	3,692	3,461
Impairment Charges (Note 11)		0
Impairment Reversals (Note 11)		0
Ending Balance	(17,975)	(14,302)
Property, Plant and Equipment, Net	(17,975)	(14,302)
Processing, Transportation and Storage Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	148
Ending Balance	143	148
Property, Plant and Equipment, Net	143	148
Processing, Transportation and Storage Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	254	228
Acquisition	0	0
Additions	14	11
Transfer from E&E (Note 18)	0
Change in Decommissioning Liabilities	0	(6)
Divestitures	0	0
Exchange Rate Movements and Other	4	21
Ending Balance	272	254
Property, Plant and Equipment, Net	272	254
Processing, Transportation and Storage Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(106)	(53)
Divestitures	0	0
Exchange Rate Movements and Other	4	16
Depreciation, Depletion and Amortization (4)	19	37
Impairment Charges (Note 11)		0
Impairment Reversals (Note 11)		0
Ending Balance	(129)	(106)
Property, Plant and Equipment, Net	(129)	(106)
Refining Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,585
Ending Balance	7,103	6,585
Property, Plant and Equipment, Net	7,103	6,585
Refining Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	12,132	10,495
Acquisition	770	0
Additions	719	1,143
Transfer from E&E (Note 18)	0
Change in Decommissioning Liabilities	21	(29)
Divestitures	(633)	0
Exchange Rate Movements and Other	(239)	523
Ending Balance	12,770	12,132
Property, Plant and Equipment, Net	12,770	12,132
Refining Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(5,547)	(4,572)
Divestitures	299	0
Exchange Rate Movements and Other	(135)	243
Depreciation, Depletion and Amortization (4)	554	466
Impairment Charges (Note 11)		1,499
Impairment Reversals (Note 11)		(1,233)
Ending Balance	(5,667)	(5,547)
Property, Plant and Equipment, Net	(5,667)	(5,547)
Retail and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	540
Ending Balance	554	540
Property, Plant and Equipment, Net	554	540
Retail and other | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,825	1,735
Acquisition	0	0
Additions	89	108
Transfer from E&E (Note 18)	0
Change in Decommissioning Liabilities	18	(32)
Divestitures	(17)	0
Exchange Rate Movements and Other	(7)	14
Ending Balance	1,908	1,825
Property, Plant and Equipment, Net	1,908	1,825
Retail and other | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,285)	(1,139)
Divestitures	12	0
Exchange Rate Movements and Other	(5)	43
Depreciation, Depletion and Amortization (4)	86	103
Impairment Charges (Note 11)		0
Impairment Reversals (Note 11)		0
Ending Balance	(1,354)	(1,285)
Property, Plant and Equipment, Net	$ (1,354)	$ (1,285)